Financial Assets and Financial Liabilities_Carrying Amount And Fair Value Of Financial Assets And Liabilities(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 462,288,552		₩ 422,281,432
Fair value		463,585,179		421,944,030
Financial Assets Measured At Fair Value		91,017,381		83,653,774
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		372,567,798		338,290,256
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		401,110,393		363,109,527
Fair value		402,284,954		362,931,715
Financial Liabilities Measured At Fair Value		18,228,106		15,165,823
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		384,056,848		347,765,892
Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		22,710,684		22,306,718
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		11,968,571		7,579,479
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		3,303,210		2,218,379
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0		0
Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		59,136,110		53,968,882
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		30,655,554		29,504,759
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		3,640,319		4,195,496
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		177,060,799		167,065,975
Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		9,170,587		7,378,174
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		329,943,673		301,206,018
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		321,810,117		291,011,003
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		11,284,577		8,751,948
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		206,996,049		180,699,917
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		187,745,797		162,817,008
Financial liabilities at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		2,823,820
Fair value		2,823,820
Financial Liabilities Measured At Fair Value		₩ 2,823,820
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial liabilities at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 2,823,820
Financial liabilities at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		0
Financial liabilities at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		0
Financial liabilties held for trading
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount				1,944,770
Fair value				1,944,770
Financial Liabilities Measured At Fair Value				₩ 1,944,770
Description Of Valuation Processes Used In Fair Value Measurement Liabilities				For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial liabilties held for trading | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value				₩ 1,944,770
Financial liabilties held for trading | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value				0
Financial liabilties held for trading | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value				0
Financial liabilities designated at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		12,503,039		10,078,288
Fair value		12,503,039		10,078,288
Financial Liabilities Measured At Fair Value		₩ 12,503,039		₩ 10,078,288
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 126		₩ 843
Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 1,629,530		1,389,553
Valuation techniques		DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others
Inputs		Price of Underlying asset, Discount rate, Dividend rate, Volatility
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 10,873,383		8,687,892
Derivative-linked securities | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value				₩ 1,389,553
Valuation techniques				DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others
Inputs				Price of Underlying asset, Discount rate, Dividend rate, Volatility
Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		2,901,247		₩ 3,142,765
Derivatives held of trading
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		2,724,994		3,054,614
Fair value		2,724,994		3,054,614
Financial Liabilities Measured At Fair Value		₩ 2,724,994		₩ 3,054,614
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held of trading | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 479,264		₩ 272,766
Derivatives held of trading | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 1,834,536		₩ 2,717,862
Valuation techniques		DCF Model, Closed Form, FDM and others		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model , Option Valuation Model and others
Inputs		Discount rate, Price of Underlying asset , Volatility, Foreign exchange rate, Credit Spread, Stock price and others		Discount rate, Price of Underlying asset , Volatility, Foreign exchange rate, Credit Spread, Stock price and others
Derivatives held of trading | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 411,194		₩ 63,986
Derivatives held for hedging
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		176,253		88,151
Fair value		176,253		88,151
Financial Liabilities Measured At Fair Value		₩ 176,253		₩ 88,151
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for hedging | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 0		₩ 0
Derivatives held for hedging | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 176,253		₩ 88,081
Valuation techniques		DCF Model, Closed Form, FDM and others		DCF Model, Closed Form, FDM
Inputs		Discount rate, Volatility, Foreign exchange rate and others		Discount rate, Volatility, Foreign exchange rate and others
Derivatives held for hedging | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Measured At Fair Value		₩ 0		₩ 70
Deposits
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		276,770,449		255,800,048
Fair value		277,423,194		256,222,490
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	₩ 277,423,194		₩ 256,222,490
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.		Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Deposits | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	₩ 0		₩ 0
Deposits | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	127,265,703		125,154,284
Deposits | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	150,157,491		131,068,206
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 150,157,491		₩ 131,068,206
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rates, Early termination ratio		Other spread, Early termination ratio, Interest rates
Debts
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 33,004,834		₩ 28,820,928
Fair value		33,028,205		28,814,801
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 33,028,205	[2]	₩ 28,814,801	[3]
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other debts is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.		Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other debts is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.
Debts | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	[2]	₩ 0	[3]
Debts | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		1,114,900	[2]	853,615	[3]
Reasonable Approximation Of Fair Value Financial Liabilities		38,403		19,820
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 1,076,497		₩ 833,795
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Debts | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 31,913,305	[2]	₩ 27,961,186	[3]
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 31,913,305		₩ 27,961,186
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rates		Other spread, Interest rates
Debentures
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 53,278,697		₩ 44,992,724
Fair value		53,771,564		44,400,325
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 53,771,564		₩ 44,400,325
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		Fair value is determined by using the valuations of external professional valuation institution, which are calculated using market inputs.		Fair value is determined by using the valuations of external professional valuation institution, which are calculated using market inputs.
Debentures | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0		₩ 0
Debentures | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		48,680,196		41,058,076
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 48,680,196		₩ 41,058,076
Valuation techniques		DCF Model		DCF Model
Inputs		Discount rate		Discount rate
Debentures | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 5,091,368		₩ 3,342,249
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 5,091,368		₩ 3,342,249
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rates		Other spread, Implied default probability, Interest rates
Other financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Carrying amount		₩ 19,828,307		₩ 18,330,004
Fair value		19,833,885		18,328,276
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 19,833,885	[4]	₩ 18,328,276	[5]
Description Of Valuation Processes Used In Fair Value Measurement Liabilities		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.
Other financial liabilities | Level 1
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	[4]	₩ 0	[5]
Other financial liabilities | Level 2
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0	[4]	0	[5]
Other financial liabilities | Level 3
Disclosure Of Fair Value Measurement Of Liabilities Line Items [Line Items]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		19,833,885	[4]	18,328,276	[5]
Reasonable Approximation Of Fair Value Financial Liabilities		19,250,252		17,882,909
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 583,633		₩ 445,367
Valuation techniques		DCF Model		DCF Model
Inputs		Other spread, Interest rates		Other spread, Interest rates
Cash and due from financial institutions
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 20,274,490		₩ 19,817,825
Fair value		20,271,261		19,805,138
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	₩ 20,271,261		₩ 19,805,138
Description Of Valuation Processes Used In Fair Value Measurement Assets		The carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are a reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using DCF model (Discounted Cash Flow Model).		The carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are a reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using DCF model (Discounted Cash Flow Model).
Cash and due from financial institutions | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	₩ 3,338,863		₩ 2,754,086
Cash and due from financial institutions | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	14,632,352		15,281,705
Cash and due from financial institutions | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[1]	2,300,046		1,769,347
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 2,300,046		₩ 1,769,347
Valuation techniques		DCF Model		DCF Model
Inputs		Credit spread, Other spread, Interest rates		Credit spread, Other spread, Interest rates
Financial assets at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 50,987,847
Fair value		50,987,847
Financial Assets Measured At Fair Value		₩ 50,987,847
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial assets at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 12,128,933
Financial assets at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		31,132,108
Financial assets at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		7,726,806
Due from financial institutions
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		381,719
Fair value		381,719
Financial Assets Measured At Fair Value		381,719
Due from financial institutions | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0
Due from financial institutions | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 332,976
Valuation techniques		One factor Hull-White Model, DCF Model
Inputs		Discount rate, Volatility and others
Due from financial institutions | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 48,743
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		48,285,482
Fair value		48,285,482
Financial Assets Measured At Fair Value		48,285,482
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		11,312,317
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 29,879,850
Valuation techniques		DCF Model, Closed Form, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value and others
Inputs		Projected cash flow, Fair value of underlying asset, Dividend yield, Interest rate, Underlying asset price, Discount rate, Volatility and others
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 7,093,315
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		1,287,662
Fair value		1,287,662
Financial Assets Measured At Fair Value		1,287,662
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		737,808
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 178,309
Valuation techniques		DCF Model
Inputs		Interest rate, Discount rate and others
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 371,545
Loans
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		954,176
Fair value		954,176
Financial Assets Measured At Fair Value		954,176
Loans | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0
Loans | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 740,973
Valuation techniques		DCF Model
Inputs		Interest rate, Discount rate and others
Loans | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 213,203
Others
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		78,808
Fair value		78,808
Financial Assets Measured At Fair Value		78,808
Others | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		78,808
Others | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0
Others | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0
Financial assets held for trading
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				₩ 30,177,293
Fair value				30,177,293
Financial Assets Measured At Fair Value				₩ 30,177,293
Description Of Valuation Processes Used In Fair Value Measurement Assets				For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial assets held for trading | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 10,229,273
Financial assets held for trading | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				19,948,020
Financial assets held for trading | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				0
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				25,168,338
Fair value				25,168,338
Financial Assets Measured At Fair Value				25,168,338
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				7,814,921
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 17,353,417
Valuation techniques				DCF Model, option model
Inputs				Underlying asset Index, Discount rate, Volatility
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 0
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				4,935,100
Fair value				4,935,100
Financial Assets Measured At Fair Value				4,935,100
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				2,340,497
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 2,594,603
Valuation techniques				DCF Model, Net Asset Value, Option Model
Inputs				Underlying asset Index, Volatility, Discount rate, Fair value of underlying asset
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 0
Others
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				73,855
Fair value				73,855
Financial Assets Measured At Fair Value				73,855
Others | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				73,855
Others | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				0
Others | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				0
Financial assets designated at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				2,050,052
Fair value				2,050,052
Financial Assets Measured At Fair Value				₩ 2,050,052
Description Of Valuation Processes Used In Fair Value Measurement Assets				For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Financial assets designated at fair value through profit or loss | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 0
Financial assets designated at fair value through profit or loss | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				735,708
Financial assets designated at fair value through profit or loss | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				1,314,344
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				368,820
Fair value				368,820
Financial Assets Measured At Fair Value				368,820
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				0
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 66,969
Valuation techniques				DCF Model, Hull and White Model
Inputs				Discount rate, Volatility
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 301,851
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				67,828
Fair value				67,828
Financial Assets Measured At Fair Value				67,828
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				0
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				0
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				67,828
Derivative linked securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				1,613,404
Fair value				1,613,404
Financial Assets Measured At Fair Value				1,613,404
Derivative linked securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				0
Derivative linked securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 668,739
Valuation techniques				DCF Model, Closed Form, Monte Carlo Simulation, Option Model
Inputs				Underlying asset Index, Discount rate, Volatility
Derivative linked securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value				₩ 944,665
Derivative financial assets
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		2,025,962		3,310,166
Derivatives held for trading
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		1,915,532		2,998,042
Fair value		1,915,532		2,998,042
Financial Assets Measured At Fair Value		₩ 1,915,532		₩ 2,998,042
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for trading | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 67,436		₩ 80,678
Derivatives held for trading | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 1,737,033		₩ 2,720,285
Valuation techniques		DCF Model, FDM, Closed Form, Option Model, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and others		DCF Model, Closed Form, FDM, Monte Carlo Simulation, Black-Scholes Model, Hull and White Model and Others
Inputs		Underlying asset Index, Discount rate, Volatility, Foreign exchange rate, Stock price, Dividend rate and others		Underlying asset Index, Discount rate, Volatility, Foreign exchange rate, Stock price, Dividend rate and others
Derivatives held for trading | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 111,063		₩ 197,079
Derivatives held for hedging
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		110,430		312,124
Fair value		110,430		312,124
Financial Assets Measured At Fair Value		₩ 110,430		₩ 312,124
Description Of Valuation Processes Used In Fair Value Measurement Assets		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.		For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method, the Monte Carlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.
Derivatives held for hedging | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		₩ 0
Derivatives held for hedging | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 110,430		₩ 311,349
Valuation techniques		DCF Model, Closed Form, FDM		DCF Model, Closed Form, FDM
Inputs		Discount rate, Volatility, Foreign exchange rate and Others		Discount rate, Volatility, Foreign exchange rate and others
Derivatives held for hedging | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0		₩ 775
Loans at amortized cost
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		319,201,603
Fair value		320,003,844
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 320,003,844
Description Of Valuation Processes Used In Fair Value Measurement Assets		DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at appropriate discount rate.
Loans at amortized cost | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0
Loans at amortized cost | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		493,773
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 493,773
Valuation techniques		DCF Model
Inputs		Discount rate
Loans at amortized cost | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 319,510,071
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 319,510,071
Valuation techniques		DCF Model
Inputs		Credit spread, Other spread, Early termination ratio, Interest rates
Securities measured at amortized cost
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		₩ 23,661,522
Fair value		24,159,137
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 24,159,137
Description Of Valuation Processes Used In Fair Value Measurement Assets		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Securities measured at amortized cost | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 8,629,708
Securities measured at amortized cost | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		15,529,429
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 15,529,429
Valuation techniques		DCF Model
Inputs		Discount rate
Securities measured at amortized cost | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0
Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		38,003,572
Fair value		38,003,572
Financial Assets Measured At Fair Value		₩ 38,003,572
Description Of Valuation Processes Used In Fair Value Measurement Assets		The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Financial assets measured at fair value through other comprehensive income | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 10,514,315
Financial assets measured at fair value through other comprehensive income | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		26,156,539
Financial assets measured at fair value through other comprehensive income | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		1,332,718
Debt securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		35,243,634
Fair value		35,243,634
Financial Assets Measured At Fair Value		35,243,634
Debt securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		9,542,948
Debt securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 25,700,686
Valuation techniques		DCF Model, Option model, Market value approach
Inputs		Discount rate, Underlying asset Index, Volatility, Interest rate and others
Debt securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		2,370,116
Fair value		2,370,116
Financial Assets Measured At Fair Value		2,370,116
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		971,367
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 66,031
Valuation techniques		DCF Model, Black-Scholes Model
Inputs		Discount rate, Volatility, Price of Underlying asset and others
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 1,332,718
Loans
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		389,822
Fair value		389,822
Financial Assets Measured At Fair Value		389,822
Loans | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		0
Loans | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 389,822
Valuation techniques		DCF Model
Inputs		Discount rate
Loans | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value		₩ 0
Loans
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				290,122,838
Fair value				289,807,038
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed				₩ 289,807,038
Description Of Valuation Processes Used In Fair Value Measurement Assets				DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at appropriate discount rate.
Loans | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed				₩ 0
Loans | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed				569,625
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3				₩ 569,625
Valuation techniques				DCF Model
Inputs				Discount rate
Loans | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed				₩ 289,237,413
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3				₩ 289,237,413
Valuation techniques				DCF Model
Inputs				Credit spread, Other spread, Early termination ratio, Interest rates
Available-for-sale financial assets
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				₩ 48,116,263
Fair value				48,116,263
Financial Assets Measured At Fair Value	[6]			₩ 48,116,263
Description Of Financial Instruments Their Carrying Amount And Explanation Of Why Fair Value Cannot Be Measured Reliably				The amounts of equity securities carried at cost in "Level 3", which do not have a quoted market price in an active market and cannot be measured reliably at fair value, are \ 116,629 as of December 31, 2017. These equity securities are carried at cost because it is practically difficult to quantify the intrinsic values of the equity securities issued by unlisted public and non-profit entities. In addition, due to significant fluctuations in estimated cash flows arising from entities being in its initial stages, which further results in varying and unpredictable probabilities, unlisted equity securities issued by project financing cannot be reliably and reasonably assessed. Therefore, these equity securities are carried at cost. The Group has no plan to sell these instruments in the near future.
Description Of Valuation Processes Used In Fair Value Measurement Assets				The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Available-for-sale financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[6]			₩ 11,996,767
Available-for-sale financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[6]			30,253,520
Available-for-sale financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[6]			5,865,976
Debt Securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				38,959,401
Fair value				38,959,401
Financial Assets Measured At Fair Value	[6]			38,959,401
Debt Securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[6]			10,446,001
Debt Securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[6]			₩ 28,464,019
Valuation techniques				DCF Model, option model, Net Asset Value
Inputs				Discount rate
Debt Securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[6]			₩ 49,381
Equity securities
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				9,156,862
Fair value				9,156,862
Financial Assets Measured At Fair Value	[6]			9,156,862
Equity securities | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[6]			1,550,766
Equity securities | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[6]			₩ 1,789,501
Valuation techniques				DCF Model, Option Model, Net Asset Value
Inputs				Discount rate, Fair value of underlying asset
Equity securities | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Measured At Fair Value	[6]			₩ 5,816,595
Held-to-maturity financial assets
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount				18,491,980
Fair value				18,483,065
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed				₩ 18,483,065
Description Of Valuation Processes Used In Fair Value Measurement Assets				The fair value of financial instruments that are quoted in active markets is determined using the quoted prices. Fair value is determined through the use of external professional valuation institution where quoted prices are not available. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Held-to-maturity financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed				₩ 4,825,393
Held-to-maturity financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed				13,653,429
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3				₩ 13,653,429
Valuation techniques				DCF Model
Inputs				Discount rate
Held-to-maturity financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed				₩ 4,243
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3				₩ 4,243
Valuation techniques				DCF Model
Inputs				Interest rates
Other financial assets
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Carrying amount		8,133,556		₩ 10,195,015
Fair value		8,133,556		10,195,015
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 8,133,556	[7]	₩ 10,195,015	[8]
Description Of Valuation Processes Used In Fair Value Measurement Assets		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.		The carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined. However, fair value of finance lease liabilities is measured using a DCF model.
Other financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	[7]	₩ 0	[8]
Other financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		0	[7]	0	[8]
Other financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets Line Items [Line Items]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		8,133,556	[7]	10,195,015	[8]
Reasonable Approximation Of Fair Value Financial Assets		₩ 8,133,556		₩ 10,195,015

[1]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair values.
[2]	Debts of KRW 38,403 million included in Level 2 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2018.
[3]	Debts of KRW 19,820 million included in Level 2 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2017.
[4]	Other financial liabilities of KRW 19,250,252 million included in Level 3 is the carrying amounts which are reasonable approximations of fair values as of December 31, 2018.
[5]	Other financial liabilities of KRW 17,882,909 million included in Level 3 is the carrying amounts which are reasonable approximation of fair values as of December 31, 2017.
[6]	The amounts of equity securities carried at cost in "Level 3", which do not have a quoted market price in an active market and cannot be measured reliably at fair value, are \ 116,629 as of December 31, 2017. These equity securities are carried at cost because it is practically difficult to quantify the intrinsic values of the equity securities issued by unlisted public and non-profit entities. In addition, due to significant fluctuations in estimated cash flows arising from entities being in its initial stages, which further results in varying and unpredictable probabilities, unlisted equity securities issued by project financing cannot be reliably and reasonably assessed. Therefore, these equity securities are carried at cost. The Group has no plan to sell these instruments in the near future.
[7]	Other financial assets of KRW 8,133,556 million included in Level 3 are the carrying amounts which are reasonable approximation of fair values as of December 31, 2018.
[8]	Other financial assets of KRW 10,195,015 million included in Level 3 are the carrying amounts which are reasonable approximation of fair values as of December 31, 2017.